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Financial Direct

American Express
Money Market Accounts

                                                                      Strategist
                                                                    Money Market
                                                                            Fund

                                                              Semi-Annual Report
                                                               November 30, 1999






                                                                      offered by
                                                               The Reserve Funds




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General Information and 24-Hour Yield and Balance Information
800-637-1700


This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor - Resrv Partners, Inc.

RF/STR SEMI-ANNUAL 01/00

                          STRATEGIST MONEY-MARKET FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                       VALUE
   AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--57.4%                                                   (NOTE 1)
------------  -----------------------------------------------------------------------------------             -----------

              DOMESTIC--20.5%
 $ 2,000,000  American Express Centurion Bank, 6.05%, 2/14/00............................................     $ 2,000,000
   2,000,000  BankBoston, NA, 5.85%, 2/14/00.............................................................       2,000,000
   2,000,000  Chase Manhattan Bank, 5.85%, 2/14/00.......................................................       2,000,000
   2,000,000  Morgan Guaranty Trust Co., 5.65%, 2/3/00...................................................       2,000,000
   2,000,000  Wilmington Trust Co., 5.88%, 2/22/00.......................................................       2,000,000
                                                                                                              -----------
                                                                                                               10,000,000
                                                                                                              -----------
              EURO--8.2%
   2,000,000  Bank of Scotland, 6.14%, 1/31/00...........................................................       2,000,000
   2,000,000  ING Bank, NV, 5.87%, 3/27/00...............................................................       2,000,000
                                                                                                              -----------
                                                                                                                4,000,000
                                                                                                              -----------
              YANKEES--28.7%
   2,000,000  Bank Austria, 6.08%, 2/22/00...............................................................       2,000,000
   2,000,000  Banque Nationale de Paris, 6.00%, 2/29/00..................................................       2,000,000
   2,000,000  Bayerische Landesbank Girozentrale, 6.01%, 2/7/00..........................................       2,000,019
   2,000,000  Commezbank, AG, Frankfurt, 5.79%, 2/10/00..................................................       2,000,000
   2,000,000  Landesbank Hessen-Thueringen Girozentrale, 6.025%, 2/3/00..................................       2,000,017
   2,000,000  National Westminster Bank, PLC, 5.5425%, 11/22/00..........................................       1,998,658
   2,000,000  Westdeutsche Landesbank Girozentrale, 6.00%, 3/1/00........................................       2,000,000
                                                                                                              -----------
                                                                                                               13,998,694
                                                                                                              -----------
              Total Negotiable Bank Certificates of Deposit (Cost $27,998,694)...........................      27,998,694
                                                                                                              -----------

              COLLATERALIZED PROMISSORY NOTES--4.0% (A)
   2,000,000  ABN/AMRO, N.A., 5.73%, 2/23/00 (Cost $1,973,260)...........................................       1,973,260
                                                                                                              -----------

              REPURCHASE AGREEMENTS--36.9%
   8,000,000  Bear, Stearns & Co. Inc., 5.74%, 12/1/99 (collateralized by $350,667 FGRA, 0% due 8/15/29,
                $1,572,777 FNRM, 0% due 6/25/19 and $6,109,772 FRRA, 0%, due 9/25/22)....................       8,000,000
  10,000,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.72%, 12/1/99 (collateralized by
                $10,002,838 FNMS, 7.00% to 7.50%, due from 1/1/28 to 9/1/29).............................      10,000,000
                                                                                                              -----------
              Total Repurchase Agreements (Cost $18,000,000).............................................      18,000,000
                                                                                                              -----------

              TOTAL INVESTMENTS (COST $47,971,954)...............................................    98.3%     47,971,954
              OTHER ASSETS, LESS LIABILITIES.....................................................     1.7         847,604
                                                                                                    -----     -----------
              NET ASSETS.........................................................................   100.0%    $48,819,558
                                                                                                    -----     -----------
                                                                                                    -----     -----------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 48,819,558 SHARES OF
                BENEFICIAL INTEREST $.001 PAR VALUE OUTSTANDING..........................................           $1.00

---------------

(a) Collateralized by bank letters of credit.

GLOSSARY: FGRA=Federal Home Loan Mortgae Corp. Gold Adjustable Rate REMIC;
          FRRA=FJLMC Adjustable Rate REMIC; FNRM=Federal National Mortgage Association ("FNMA") REMIC Mortgage-Backed Pass-Through Securities; FNMS=FNMA Mortgage-Backed Pass-Through Securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

INTEREST INCOME (Note 1)....................................................................................   $1,305,562
                                                                                                               ----------

EXPENSES (Note 2)
  Comprehensive fee.........................................................................................      197,924
  Servicing fee.............................................................................................       49,481
  Tax Expense...............................................................................................          674
                                                                                                               ----------
    Total Expenses..........................................................................................      248,079
    Less: expenses waived (Note 2)..........................................................................     (148,443)
                                                                                                               ----------
    Net Expenses............................................................................................       99,636
                                                                                                               ----------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations...................   $1,205,926
                                                                                                               ----------
                                                                                                               ----------

                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                             SIX MONTHS
                                                                                                ENDED         YEAR ENDED
                                                                                            NOVEMBER 30,        MAY 31,
                                                                                                1999             1999
                                                                                            -------------    -------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income..................................................................   $   1,205,926    $   2,682,195
                                                                                            -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income..................................................................      (1,205,926)      (2,682,195)
                                                                                            -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares.......................................................      43,687,244      107,753,785
  Dividends reinvested...................................................................       1,205,926        2,682,195
  Cost of shares redeemed................................................................     (48,699,085)    (114,079,295)
                                                                                            -------------    -------------

Net decrease derived from capital share transactions and from investment operations......      (3,805,915)      (3,643,315)

NET ASSETS:
  Beginning of period....................................................................      52,625,473       56,268,788
                                                                                            -------------    -------------
  End of period..........................................................................   $  48,819,558    $  52,625,473
                                                                                            -------------    -------------
                                                                                            -------------    -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      The Strategist Money-Market Fund, a series of The Reserve Fund, is registered under the Investment Company Act of
      1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

      A. The Reserve Fund's authorized shares of beneficial interest are unlimited and are divided into four series
      (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Strategist Money-Market Fund. The financial statements and notes apply only to the Strategist Money-Market Fund (the "Fund").

      B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

      E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed credit-worthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's Investment Adviser
      will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Fund's custodian holds the underlying securities subject to repurchase agreements.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI")
      and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of
      Trustees. Under the Agreement, RMCI will furnish continuous investment advisory and management services to the
      Fund. For its services as Investment Adviser, RMCI receives a comprehensive fee, calculated at an annual rate of
      .80% of the Fund's average daily net assets. RMCI pays all employee and customary operating expenses of the Fund.
      Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the six months ended November 30, 1999, RMCI voluntarily waived a portion of its fee amounting to $98,962.

(3)   DISTRIBUTION ASSISTANCE:

      Pursuant to a Plan of Distribution under Rule 12b-1, the Fund may make assistance payments, at a rate of .20% per annum of the average net asset value, to firms (including RMCI) for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources.
      For the six months ended November 30, 1999, the Fund accrued $49,481 in distribution fees, that were voluntarily waived by RMCI.

(4)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods.
      Actual results could differ from those estimates.

(5)   COMPOSITION OF NET ASSETS:

      At November 30, 1999, the Fund's net assets consisted of $48,820 in par value and $48,770,738 in paid-in capital.

(6)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated. The information should be read in conjunction with the accompanying financial data and related notes.


                                                      SIX
                                                      MONTHS
                                                      ENDED
                                                      NOVEMBER
                                                      30, 1999        1999         1998          1997        1996(A)
                                                      --------       --------     --------     --------     --------
      Net asset value at beginning of period.....     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000

      Net investment income from investment
        operations...............................        .0246          .0496        .0542        .0552        .0462
      Less dividends from net investment
        income...................................       (.0246)        (.0496)      (.0542)      (.0552)      (.0462)
                                                      --------       --------     --------     --------     --------
      Net asset value at end of period...........     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                      --------       --------     --------     --------     --------
                                                      --------       --------     --------     --------     --------

      Total Return...............................         4.91%(b)       4.96%        5.42%        5.52%        5.13%(b)

      RATIOS/SUPPLEMENTAL DATA:
      Net assets end of period (millions)........     $   48.8       $   52.6     $   56.3     $   99.7     $    1.0
      Ratio of expenses to average net assets
        (c)......................................         1.00%(b)       1.00%        1.00%        1.00%        1.00%(b)
      Ratio of net investment income to average
        net assets (c)...........................         4.26%(b)       4.24%        4.62%        4.44%        4.30%(b)

      ---------------
      (a) For the period from May 1, 1996 (Commencement of Operations) to May 31, 1996.
      (b) Annualized.
      (c) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income amounted to:

                           FISCAL                                      NET
                            YEAR               EXPENSES            INVESTMENT
                            ENDED                RATIO               INCOME
                     -------------------  -------------------  -----------------
                          11/99(d)               .40%                 4.86%
                            5/99                 .40%                 4.84%
                            5/98                 .33%                 5.29%
                            5/97                 .00%                 5.44%
                            5/96                 .18%                 5.12%

(d) For the period June 1, 1999 to November 30, 1999.

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